Exploration and Evaluation Assets and Mining Data (Tables)	12 Months Ended
Dec. 31, 2023
Exploration and evaluation assets and mining data [Abstract]
Schedule of Exploration and Evaluation Assets and Mining Data
	Mining Data	Exploration and evaluation assets	Total
	$	$	$
Cost
As at January 1, 2022	12,746,135	-	12,746,135
Additions	-	5,709,171	5,709,171
As at December 31, 2022	12,746,135	5,709,171	18,455,306

Cost
As at January 1, 2023	12,746,135	5,709,171	18,455,306
Additions	-	51,355,297	51,355,297
As at December 31, 2023	12,746,135	57,064,468	69,810,603